EARNINGS PER SHARE AND DIVIDEND PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Net profit/(loss) for the year	$ (42.1)	$ 88.1	$ 166.0
Weighted average number of shares	78.6	74.8	74.3
Weighted average number of treasury shares	(0.5)	(0.5)	(0.3)
Weighted average number of shares outstanding	78.1	74.3	74.0
Dilutive effect of outstanding share options	0.3	0.0	0.0
Weighted average number of shares outstanding incl. dilutive effect of share options	78.4	74.3	74.0
Basic earnings/(loss) per share (USD)	$ (0.54)	$ 1.19	$ 2.24
Diluted earnings/(loss) per share (USD)	$ (0.54)	$ 1.19	$ 2.24